CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Cash Flows from Operating Activities:
Net loss	$ (843,355)	$ (472,613)	$ (1,058,409)	$ (1,848,978)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	11,463	11,467
Interest accrued on note payable	17,697	6,282	14,476	7,029
Bad debt expense	640,255		55,940	944,662
Stock-based compensation	58,108	301,842
Changes in operating assets and liabilities:
Accounts receivable, net	628,419	(138,099)	367,424	(308,182)
Prepaid expenses and other receivable	57,758	55,440	98,555	143,858
Accounts payable	(25,940)	257,665	331,634	207,444
Accrued expenses	25	(37,525)	156,003	(212,441)
Deferred revenue	(16,941)	(209,432)	(345,350)	551,363
Net cash used in operating activities	(844,865)	(59,655)	(268,164)	(952,041)
Cash Flows from Financing Activities:
Proceeds from related party loan		58,952	58,951	239,683
Proceeds from convertible promissory notes	3,411,000		120,000
Net cash used in financing activities	3,411,000	58,952	178,951	239,683
Net Change in Cash	2,566,135	(703)	(89,213)	(721,040)
Cash - Beginning of period	169,296	258,509	258,509	979,549
Cash - End of period	$ 2,735,431	$ 257,806	$ 169,296	$ 258,509